Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting guidance has been issued that establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are described below:
Level 1    Observable inputs such as quoted prices in active markets.
Level 2    Inputs other than quoted prices in active markets for identical assets or liabilities that are observable either directly or indirectly or quoted prices that are not active.
Level 3    Unobservable inputs in which there is little or no market data (e.g., discounted cash flow and other similar pricing models), which requires us to develop our own assumptions about the assumptions that market participants would use in pricing the asset or liability.
The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the end of the reporting period.
Following is a description of the valuation methodologies used for assets measured at fair value.
Investment in Mutual Funds—Investments in mutual funds are stated at fair value using the closing market price on the last business day of each period presented.
Investment in Common Stock—Investments in shares of Leidos Holdings, Inc. common stock which is publicly traded on the New York Stock Exchange, is recorded at its publicly-traded quoted market price as of the last business day of the plan year.
Investment in a Self-Directed Brokerage Fund—Investments in the self-directed brokerage fund ("SDBF") are stated at fair value based on quoted market prices or market data obtained from external independent sources. The SDBF primarily consists of stocks, cash, mutual funds, bonds, certificate of deposits, and preferred debt.
Investment in Separately Managed Account—A portfolio of individual securities, including short term securities and common stock, that is managed on the participant's behalf. Investments in separately managed accounts are stated at fair value based on quoted market prices.
Investment in Collective Trusts—Investments in collective trusts are stated at the net asset value ("NAV"), which is determined by the trustee using the fair value of the underlying investments.
The following table sets forth by level, within the fair value hierarchy, the assets of the Master Trust at their fair value as of December 31, 2025:

(in thousands)	(Level 1)	(Level 2)	Total
Mutual funds	$975,058	$—	$975,058
Common stock	904,135	—	904,135
Self-directed brokerage fund	186,251	13,242	199,493
Separately managed account	753,524	—	753,524
Total assets in the fair value hierarchy	$2,818,968	$13,242	$2,832,210
Investments measured at NAV(1)			9,235,568
Investments at fair value			$12,067,778
The following table sets forth by level, within the fair value hierarchy, the assets at fair value of the Master Trust as of December 31, 2024:

(in thousands)	(Level 1)	(Level 2)	Total
Mutual funds	$952,431	$—	$952,431
Common stock	838,435	—	838,435
Self-directed brokerage fund	148,390	14,107	162,497
Separately managed account	767,754	—	767,754
Total assets in the fair value hierarchy	$2,707,010	$14,107	$2,721,117
Investments measured at NAV(1)			9,099,674
Investments at fair value			$11,820,791
(1)Investments measured at NAV per share or its equivalent are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits. These investments, which represent the Master Trust’s investments in collective trusts, have no unfunded commitments, have a daily redemption frequency and do not have a redemption notice period.
We evaluate the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. The Plan did not have any level 3 investments or significant transfers in or out of level 3 investments for the years ended December 31, 2025 and 2024.